Stockholders' Equity (Deficit)	6 Months Ended
Jun. 30, 2011
Stockholders' Equity (Deficit) [Abstract]
Stockholders' Equity (Deficit)
Note 7 Stockholders' Equity (Deficit)

(A)  Stock Issued for Cash

Year Ended December 31, 2008

On November 21, 2008, the Company issued 6,250,000 shares of common stock to its founders, for a subscription receivable of $6,250 ($0.001/share), which was received in 2009.

Year Ended December 31, 2009

The Company issued 7,855,000 shares of common stock; 750,000 shares for $750 ($0.001/share), 6,025,000 shares for $60,250 ($0.01/share) and 1,080,000 shares for $108,000 ($0.10/share), for a total of $169,000.  Of the total proceeds raised, $33,000 was received in 2010.

Year Ended December 31, 2010

The Company issued 3,765,000 shares of common stock for $376,500 ($0.10/share).

Six Months Ended June 30, 2011

The Company issued 6,237,000 shares of common stock for $623,700 ($0.10/share).

(B)  Stock Issued for Cash and Warrants - Private Placement dated June 2011

The Company issued 5,415,151 shares for $3,249,098 ($0.60/share), net of direct offering costs in the amount of $5,000.  The Company also issued the holders one stock purchase warrant with a maturity of 2 years. The exercise price is $1.80 and requires a mandatory conversion by the holder if the market price of the common stock reaches $3.60 for at least ten consecutive trading days. The warrants issued entitled the holders to purchase an additional 5,415,151 shares of the Company's common stock.

At June 30, 2011, $253,000 had been recorded to stock subscriptions receivable which was received in July 2011.

At June 30, 2011 $253,000 had been recorded to stock subscriptions receivable which was received in July 2011.

(C)  Stock Issued for Services

Year Ended December 31, 2009

The Company issued 3,058,500 shares of common stock to consultants, in exchange for services rendered, 750,000 shares having a fair value of $750 ($0.001/share) and 2,308,500 shares having a fair value of $230,850 ($0.10/share), for at total of $231,600, based upon the fair value of the services rendered.

Year Ended December 31, 2010

The Company issued 2,000,000 shares of common stock to consultants, in exchange for services rendered, having a fair value of $200,000 ($0.10/share), based upon the fair value of the services rendered.

Six Months Ended June 30, 2011

The Company issued 1,094,167 shares of common stock to consultants, in exchange for services rendered, 1,060,000 shares having a fair value of $106,000 ($0.10/share), 20,000 shares having a fair value of $5,000 ($0.25/share) and 14,167 shares having a fair value of $8,500 ($0.60/share), for a total of $119,500, based upon the fair value of the services rendered.

(D)  Stock Options

On June 10, 2011, the Company adopted the 2011 Incentive Award Plan ("the Plan"). The total number of shares of stock which may be granted directly by options, stock awards or restricted stock purchase offers, shall not exceed 5,000,000. The Plan indicates that the exercise price of an award is equivalent to the market value of the Company's common stock on the grant date.

On June 10, 2011, the Company's board of directors authorized the issuance of 1,800,000 stock options, having a fair value of $1,239,456, which vest over a 2 year term.  These options expire between June 10, 2016 and June 10, 2021.

The Company applied fair value accounting for all share based payment awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used in the period ended June 30, 2011 is as follows:

Exercise price	$0.69
Expected dividends	0%
Expected volatility	236%
Risk fee interest rate	2.99%
Expected life of option	5 - 10 years
Expected forfeitures	0%

 The following is a summary of the Company's stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance - December 31, 2010	-
Granted	1,800,000	$0.69
Exercised	(-)	$0.69
Forfeited	(-)	$-
Balance - June 30, 2011 - outstanding	1,800,000	$0.69	9.90 years	$2,646,000
Balance - June 30, 2011 - exercisable	1,800,000	$0.69	9.90 years	$2,646,000

Grant date fair value of options granted - 2011		$1,239,456
Weighted average grant date fair value - 2011		$0.69

Outstanding options held by related parties - 2011	600,000
Exercisable options held by related parties - 2011	600,000
Fair value of stock options granted to related parties - 2011	$414,232

(D)  Warrants

The following is a summary of the Company's warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding - December 31, 2010	-	$-
Exercisable - December 31, 2010	-	$-
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding - June 30, 2011	5,415,151	$1.80
Exercisable - June 30, 2011	5,415,151	$1.80

Warrants Outstanding				Warrants Exercisable
Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.80	5,415,151	1.98 years	$1.80	5,415,151	$1.80

At June 30, 2011 and December 31, 2010, the total intrinsic value of warrants outstanding and exercisable was $1,949,454 and $0, respectively.